Schedule of Investments (unaudited)	iShares® International High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Austria — 0.2%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 03/02/23)(a)	EUR 100	$104,514

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 02/10/23)(a)	EUR 100	97,998

Canada — 1.4%
Air Canada, 4.63%, 08/15/29 (Call 02/15/26)(b)	CAD 300	204,784
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.13%, 06/15/29	CAD 25	15,384
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	CAD 50	32,331
Parkland Corp.
3.88%, 06/16/26 (Call 06/16/23)(b)	CAD 100	69,388
4.38%, 03/26/29 (Call 03/26/24)	CAD 75	49,052
Southern Pacific Resource Corp., 0.00%, 01/25/18(b)(c)(d)(e)(f)	CAD 50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(b)	CAD 25	17,889
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD 100	59,299
3.63%, 06/15/28 (Call 06/15/24)(b)	CAD 150	99,101
4.50%, 01/15/30 (Call 10/15/24)	CAD 150	99,313
		646,541
Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27 (Call 06/24/26)(a)(g)	EUR 100	91,259

Finland — 1.4%
Nokia Oyj, 3.13%, 05/15/28 (Call 02/15/28)(a)	EUR 100	103,274
Nokia OYJ
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR 100	106,543
2.00%, 03/11/26 (Call 12/11/25)	EUR 150	153,454
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(a)	EUR 200	195,761
1.38%, 06/23/28 (Call 03/23/28)(a)	EUR 100	92,035
		651,067
France — 14.5%
Accor SA
2.38%, 11/29/28 (Call 08/29/28)(a)	EUR 100	94,976
3.00%, 02/04/26 (Call 11/04/25)(a)	EUR 100	105,195
Adevinta ASA
2.63%, 11/15/25 (Call 02/03/23)(a)	EUR 100	103,173
3.00%, 11/15/27 (Call 11/15/23)(a)	EUR 100	98,435
Altice France SA/France
2.13%, 02/15/25 (Call 01/29/24)(a)	EUR 150	150,210
4.00%, 07/15/29 (Call 04/15/24)(a)	EUR 100	83,444
4.25%, 10/15/29 (Call 10/15/24)(a)	EUR 100	83,546
5.88%, 02/01/27 (Call 03/02/23)(a)	EUR 250	245,705
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(a)	EUR 100	71,320
1.75%, 05/07/25 (Call 02/07/25)(a)	EUR 200	190,347
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/02/23)(a)	EUR 100	104,723
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)	EUR 200	180,978
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR 100	77,504
5.25%, 04/15/27 (Call 04/15/23)(a)	EUR 100	63,252
6.63%, 01/15/26 (Call 03/02/23)(a)	EUR 100	66,628
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR 100	96,669
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR 100	90,145
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(a)	EUR 100	83,882
Security	Par (000)	Value

France (continued)
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR 100	$93,578
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR 100	105,663
4.13%, 05/24/27 (Call 02/24/27)(a)	EUR 100	106,458
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(a)	EUR 100	92,966
2.63%, 06/15/25 (Call 03/02/23)(a)	EUR 100	102,575
2.75%, 02/15/27 (Call 02/15/24)(a)	EUR 125	120,164
3.13%, 06/15/26 (Call 03/02/23)(a)	EUR 100	99,843
3.75%, 06/15/28 (Call 06/15/23)(a)	EUR 200	191,574
7.25%, 06/15/26 (Call 11/15/24)(a)	EUR 100	111,729
Iliad Holding SASU
5.13%, 10/15/26 (Call 10/15/23)(a)	EUR 150	155,104
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR 100	101,087
iliad SA
1.50%, 10/14/24 (Call 07/14/24)(a)	EUR 100	104,222
1.88%, 04/25/25 (Call 01/25/25)(a)	EUR 300	306,238
5.38%, 06/14/27 (Call 03/14/27)(a)	EUR 200	217,309
La Financiere Atalian SASU, 4.00%, 05/15/24
(Call 02/10/23)(a)	EUR 100	95,251
Loxam SAS
2.88%, 04/15/26 (Call 02/10/23)(a)	EUR 100	99,543
4.50%, 02/15/27 (Call 02/15/24)(a)	EUR 175	180,287
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(a)	EUR 100	93,785
4.00%, 03/31/25 (Call 03/02/23)(a)	EUR 100	105,228
Parts Europe SA, 6.50%, 07/16/25 (Call 03/02/23)(a)	EUR 100	109,213
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(a)	EUR 100	98,332
Quatrim SASU, 5.88%, 01/15/24 (Call 02/10/23)(a)	EUR 100	105,999
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(g)	EUR 200	199,428
Renault SA
1.00%, 04/18/24 (Call 01/18/24)(a)	EUR 100	104,650
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR 70	70,543
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR 100	99,852
2.00%, 09/28/26 (Call 06/28/26)(a)	EUR 100	97,496
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR 200	195,294
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR 100	94,910
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(a)	EUR 100	93,241
SPIE SA, 3.13%, 03/22/24 (Call 02/10/23)(a)	EUR 100	108,327
Tereos Finance Groupe I SA
7.25%, 04/15/28	EUR 100	108,519
7.50%, 10/30/25 (Call 03/02/23)(a)	EUR 100	111,247
Valeo
1.00%, 08/03/28 (Call 05/03/28)(a)	EUR 100	86,586
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR 100	103,070
3.25%, 01/22/24(a)	EUR 100	108,111
5.38%, 05/28/27 (Call 02/28/27)(a)	EUR 100	109,302
Verallia SA
1.63%, 05/14/28 (Call 02/14/28)(a)	EUR 100	95,056
1.88%, 11/10/31 (Call 08/10/31)	EUR 100	86,866
		6,658,778
Germany — 10.8%
ADLER Group SA
1.50%, 07/26/24 (Call 04/26/24)(a)(c)(e)	EUR 100	75,380
1.88%, 01/14/26 (Call 10/14/25)(a)	EUR 100	47,653
2.25%, 01/14/29 (Call 10/14/28)(a)	EUR 200	86,519
ADLER Real Estate AG
1.88%, 04/27/23 (Call 03/27/23)(a)	EUR 100	102,419
2.13%, 02/06/24 (Call 01/06/24)(a)	EUR 100	97,348

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Germany (continued)
Bayer AG
2.38%, 11/12/79 (Call 02/12/25)(a)(g)	EUR 100	$101,071
3.13%, 11/12/79 (Call 08/12/27)(g)	EUR 100	95,354
3.75%, 07/01/74 (Call 07/01/24)(a)(g)	EUR 200	211,713
5.38%, 03/25/82 (Call 06/25/30)(a)(g)	EUR 100	99,836
Series N5.5, 4.50%, Series N5.5, 03/25/82 (Call 06/25/27)(a)(g)	EUR 100	102,228
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(a)(g)	EUR 100	100,542
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(a)	EUR 150	148,772
Commerzbank AG
4.00%, 03/23/26(a)	EUR 100	107,572
4.00%, 03/30/27(a)	EUR 75	80,512
4.00%, 12/05/30 (Call 09/05/25)(a)(g)	EUR 100	104,698
6.50%, 12/06/32 (Call 09/06/27)(a)(g)	EUR 100	111,148
8.63%, 02/28/33 (Call 11/28/27)(a)(g)	GBP 100	127,912
Deutsche Lufthansa AG
2.00%, 07/14/24 (Call 06/14/24)(a)	EUR 100	105,037
2.88%, 02/11/25 (Call 01/11/25)(a)	EUR 200	207,999
3.00%, 05/29/26 (Call 03/02/26)(a)	EUR 300	303,302
3.50%, 07/14/29 (Call 04/14/29)(a)	EUR 100	94,644
4.38%, 08/12/75 (Call 02/12/26)(a)(g)	EUR 100	93,508
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(a)	EUR 200	187,077
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(a)(g)	EUR 100	91,914
Gruenenthal GmbH, 3.63%, 11/15/26 (Call 05/15/23)(a)	EUR 100	99,755
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 04/30/24)(a)	EUR 200	211,654
Schaeffler AG
1.88%, 03/26/24 (Call 12/26/23)(a)	EUR 200	211,796
2.75%, 10/12/25 (Call 07/12/25)	EUR 100	103,774
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR 75	76,460
3.38%, 10/12/28 (Call 07/12/28)	EUR 100	97,974
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 03/02/23)(a)	EUR 150	150,755
thyssenkrupp AG
2.50%, 02/25/25(a)	EUR 100	106,497
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR 175	187,240
TK Elevator Holdco GmbH, 6.63%, 07/15/28 (Call 07/15/23)(a)	EUR 90	86,263
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(a)	EUR 100	98,129
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR 100	98,128
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR 100	92,435
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR 100	88,955
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR 100	93,008
2.25%, 05/03/28 (Call 02/03/28)(a)	EUR 100	89,953
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR 100	103,016
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR 100	95,540
		4,975,490
Gibraltar — 0.2%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(a)	EUR 100	93,550

Greece — 2.4%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27)(a)(g)	EUR 100	90,534
7.50%, 06/16/27	EUR 100	109,650
Alpha Services and Holdings SA, 4.25%, 02/13/30 (Call 02/13/25)(a)(g)	EUR 100	92,007
Security	Par (000)	Value

Greece (continued)
Eurobank SA
2.00%, 05/05/27 (Call 05/05/26)(a)(g)	EUR 100	$92,932
2.25%, 03/14/28 (Call 03/14/27)(a)(g)	EUR 100	90,351
7.00%, 01/26/29	EUR 100	107,801
National Bank of Greece SA
2.75%, 10/08/26 (Call 10/08/25)(a)(g)	EUR 100	100,650
7.25%, 11/22/27 (Call 11/22/26)(a)(g)	EUR 100	111,673
Piraeus Bank SA, 8.25%, 01/28/27 (Call 01/28/26)(a)(g)	EUR 100	110,088
Piraeus Financial Holdings SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(g)	EUR 100	107,747
Public Power Corp. SA, 3.88%, 03/30/26 (Call 03/30/23)(a)	EUR 100	102,477
		1,115,910
Ireland — 1.6%
AIB Group PLC
1.88%, 11/19/29 (Call 11/19/24)(a)(g)	EUR 100	101,338
2.88%, 05/30/31 (Call 05/30/26)(a)(g)	EUR 100	99,739
Bank of Ireland Group PLC
1.38%, 08/11/31 (Call 05/11/26)(a)(g)	EUR 100	94,838
6.75%, 03/01/33 (Call 12/01/27)(a)(g)	EUR 100	113,638
7.59%, 12/06/32 (Call 09/06/27)(a)(g)	GBP 100	126,746
eircom Finance DAC
1.75%, 11/01/24 (Call 03/02/23)(a)	EUR 100	105,502
3.50%, 05/15/26 (Call 03/02/23)(a)	EUR 100	100,340
		742,141
Israel — 1.7%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR 100	102,746
1.63%, 10/15/28(a)	EUR 150	125,943
3.75%, 05/09/27 (Call 02/09/27)	EUR 250	245,138
4.38%, 05/09/30 (Call 02/09/30)	EUR 200	186,629
4.50%, 03/01/25 (Call 12/01/24)	EUR 100	106,397
		766,853
Italy — 14.6%
Atlantia SpA
1.63%, 02/03/25(a)	EUR 100	102,103
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR 175	168,224
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR 100	93,613
Banca IFIS SpA, 6.13%, 01/19/27	EUR 100	108,856
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(a)	EUR 100	94,838
2.63%, 04/28/25(a)	EUR 100	99,729
3.63%, 09/24/24(a)	EUR 200	208,951
7.68%, 01/18/28(a)(g)	EUR 100	94,341
10.50%, 07/23/29(a)	EUR 100	108,457
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR 100	106,535
Banco BPM SpA
3.25%, 01/14/31 (Call 01/14/26)(a)(g)	EUR 100	97,312
4.25%, 10/01/29 (Call 10/01/24)(a)(g)	EUR 100	105,703
4.88%, 01/18/27	EUR 100	107,495
5.00%, 09/14/30 (Call 09/14/25)(a)(g)	EUR 100	106,513
6.00%, 09/13/26(a)	EUR 150	167,988
6.00%, 01/21/28 (Call 01/21/27)(a)(g)	EUR 150	163,928
BPER Banca
1.88%, 07/07/25(a)	EUR 100	101,294
3.88%, 07/25/32 (Call 01/25/27)(a)(g)	EUR 200	183,643
6.13%, 02/01/28 (Call 02/01/27)(a)(g)	EUR 150	163,629
Brunello Bidco SpA, 3.50%, 02/15/28 (Call 02/15/24)(a)	EUR 100	94,884
Fiber Bidco Spa, 11.00%, 10/25/27 (Call 10/25/24)(a)	EUR 100	117,653

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Italy (continued)
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26)(a)(g)	EUR 100	$96,884
4.13%, 11/28/29 (Call 11/28/24)(a)(g)	EUR 100	102,561
6.38%, 09/20/27 (Call 09/20/26)(a)(g)	EUR 100	108,954
6.88%, 01/20/28	EUR 100	109,847
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 02/10/23)(a)	EUR 100	94,598
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR 100	88,298
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR 150	150,598
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR 100	89,756
5.15%, 06/10/30(a)	GBP 100	104,956
5.88%, 03/04/29 (Call 03/04/24)(a)(g)	EUR 250	275,184
Leonardo SpA, 2.38%, 01/08/26 (Call 10/08/25)(a)	EUR 100	103,565
Lottomatica SpA, 9.75%, 09/30/27 (Call 09/30/24)(a)	EUR 100	114,970
Lottomatica SpA/Roma, 5.13%, 07/15/25 (Call 02/10/23)(a)	EUR 100	104,817
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR 50	52,850
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR 100	97,213
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR 150	129,903
Rossini Sarl, 6.75%, 10/30/25 (Call 03/02/23)(a)	EUR 100	109,222
Saipem Finance International BV
2.63%, 01/07/25(a)	EUR 100	104,696
3.13%, 03/31/28 (Call 12/31/27)(a)	EUR 100	94,240
Telecom Italia SpA, 6.88%, 02/15/28 (Call 11/15/27)(a)	EUR 200	217,362
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR 100	82,287
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR 100	90,952
2.75%, 04/15/25 (Call 01/15/25)(a)	EUR 200	203,085
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR 300	296,926
3.63%, 05/25/26(a)	EUR 100	100,745
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR 100	106,535
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(a)(g)	EUR 200	202,940
2.73%, 01/15/32 (Call 01/15/27)(a)(g)	EUR 200	189,326
4.88%, 02/20/29 (Call 02/20/24)(a)(g)	EUR 200	215,840
Webuild SpA
1.75%, 10/26/24(a)	EUR 150	150,655
5.88%, 12/15/25 (Call 06/15/25)(a)	EUR 100	103,475
		6,688,929
Japan — 1.5%
SoftBank Group Corp.
2.13%, 07/06/24 (Call 04/06/24)(a)	EUR 175	180,492
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR 100	94,848
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR 100	101,317
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR 125	109,540
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR 100	82,862
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR 100	98,978
		668,037
Luxembourg — 3.9%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/24)(a)	EUR 100	101,383
3.00%, 01/15/28 (Call 03/02/23)(a)	EUR 200	173,795
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR 100	87,766
Altice Finco SA, 4.75%, 01/15/28 (Call 03/02/23)(a)	EUR 100	83,651
Altice France Holding SA
4.00%, 02/15/28 (Call 03/02/23)(a)	EUR 100	72,924
Security	Par (000)	Value

Luxembourg (continued)
8.00%, 05/15/27 (Call 02/10/23)(a)	EUR 200	$176,943
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR 100	97,712
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 11/01/23)(a)	EUR 100	82,643
INEOS Finance PLC
2.13%, 11/15/25 (Call 02/10/23)(a)	EUR 100	99,433
2.88%, 05/01/26 (Call 02/10/23)(a)	EUR 175	170,877
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 03/02/23)(a)	EUR 200	198,602
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(a)	EUR 200	213,207
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 03/02/23)(a)	EUR 150	146,309
Vivion Investments Sarl, 3.00%, 08/08/24(a)	EUR 100	91,250
		1,796,495
Netherlands — 4.5%
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 03/02/23)(a)	EUR 200	216,292
OI European Group BV, 2.88%, 02/15/25 (Call 03/02/23)(a)	EUR 100	104,466
PPF Telecom Group BV
2.13%, 01/31/25 (Call 10/31/24)	EUR 100	102,821
3.25%, 09/29/27 (Call 06/29/27)(a)	EUR 100	99,086
3.50%, 05/20/24 (Call 02/20/24)(a)	EUR 100	106,949
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/02/23)(a)	EUR 100	91,885
Sigma Holdco BV, 5.75%, 05/15/26 (Call 02/10/23)(a)	EUR 100	82,960
SNS Bank NV, 0.00%, 10/26/20(d)(f)	EUR 50	—
Trivium Packaging Finance BV, 3.75%, 08/15/26
(Call 03/02/23)(a)	EUR 100	101,237
United Group BV
3.63%, 02/15/28 (Call 03/02/23)(a)	EUR 200	171,546
4.88%, 07/01/24 (Call 03/02/23)(a)	EUR 200	209,706
5.25%, 02/01/30 (Call 02/01/25)(a)	EUR 100	86,051
UPC Holding BV, 3.88%, 06/15/29 (Call 03/02/23)(a)	EUR 100	95,016
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 12/18/23)(a)	EUR 200	170,735
WP/AP Telecom Holdings III BV, 5.50%, 01/15/30 (Call 01/15/25)(a)	EUR 100	90,636
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR 100	96,674
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR 150	125,834
Ziggo BV, 2.88%, 01/15/30 (Call 10/15/24)(a)	EUR 100	88,869
		2,040,763
Portugal — 1.9%
Banco Comercial Portugues SA
1.75%, 04/07/28 (Call 04/07/27)(a)(g)	EUR 100	88,927
4.00%, 05/17/32 (Call 11/17/26)(a)(g)	EUR 100	80,915
8.50%, 10/25/25 (Call 10/25/24)(g)	EUR 100	112,838
Caixa Geral de Depositos SA, 1.25%, 11/25/24(a)	EUR 100	103,755
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(a)(g)	EUR 100	98,515
1.88%, 08/02/81 (Call 05/02/26)(a)(g)	EUR 100	94,864
5.94%, 04/23/83 (Call 01/23/28)(a)(g)	EUR 200	216,937
Energias De Portugal SA, 1.88%, 03/14/82 (Call 06/14/29)(a)(g)	EUR 100	83,746
		880,497
Spain — 7.9%
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28 (Call 03/09/27)(a)(g)	EUR 100	87,741
8.00%, 09/22/26 (Call 09/22/25)(a)(g)	EUR 100	111,645
Banco de Sabadell SA
0.88%, 06/16/28 (Call 06/16/27)(a)(g)	EUR 100	91,153
1.13%, 03/27/25(a)	EUR 100	101,050
1.75%, 05/10/24(a)	EUR 100	105,484
2.00%, 01/17/30 (Call 01/17/25)(a)(g)	EUR 100	98,357

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Spain (continued)
2.63%, 03/24/26 (Call 03/24/25)(a)(g)	EUR 100	$103,850
5.38%, 09/08/26 (Call 09/08/25)(a)(g)	EUR 100	110,047
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR 200	190,460
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR 100	92,908
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR 100	93,323
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR 200	170,734
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR 200	169,001
2.25%, 04/12/26 (Call 01/12/26)(a)	EUR 100	102,018
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR 100	94,925
1.75%, 10/23/30 (Call 07/23/30)(a)	EUR 100	87,902
1.88%, 06/26/29 (Call 03/26/29)(a)	EUR 100	91,894
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR 100	107,342
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 09/15/23)(a)	EUR 100	95,509
10.38%, 11/30/27 (Call 11/09/24)(a)	EUR 100	113,983
ContourGlobal Power Holdings SA, 4.13%, 08/01/25 (Call 03/02/23)(a)	EUR 200	218,700
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(a)	EUR 250	229,713
Grifols SA
1.63%, 02/15/25 (Call 03/02/23)(a)	EUR 150	153,004
3.20%, 05/01/25 (Call 03/02/23)(a)	EUR 100	101,680
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(g)	EUR 100	98,444
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR 100	93,605
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(a)	EUR 300	298,404
Unicaja Banco SA
2.88%, 11/13/29 (Call 11/13/24)(a)(g)	EUR 100	100,773
7.25%, 11/15/27 (Call 11/15/26)(a)(g)	EUR 100	110,762
		3,624,411
Sweden — 3.3%
Fastighets AB Balder, 2.87%, 06/02/81 (Call 03/02/26)(a)(g)	EUR 100	82,782
Intrum AB
3.00%, 09/15/27 (Call 03/02/23)(a)	EUR 200	181,098
3.13%, 07/15/24 (Call 03/02/23)(a)	EUR 52	55,084
3.50%, 07/15/26 (Call 02/10/23)(a)	EUR 175	166,704
4.88%, 08/15/25 (Call 03/02/23)(a)	EUR 100	102,014
Stena International SA, 3.75%, 02/01/25 (Call 03/02/23)(a)	EUR 100	103,712
Verisure Holding AB
3.25%, 02/15/27 (Call 03/02/23)(a)	EUR 150	143,921
7.13%, 02/01/28	EUR 100	108,886
9.25%, 10/15/27 (Call 10/15/24)(a)	EUR 100	116,348
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR 150	134,544
Volvo Car AB
2.13%, 04/02/24 (Call 01/02/24)(a)	EUR 100	105,968
2.50%, 10/07/27 (Call 07/07/27)(a)	EUR 100	98,499
4.25%, 05/31/28 (Call 02/28/28)(a)	EUR 100	102,416
		1,501,976
Switzerland — 1.1%
Dufry One BV
2.00%, 02/15/27 (Call 03/02/23)(a)	EUR 100	92,791
2.50%, 10/15/24 (Call 03/02/23)(a)	EUR 100	106,178
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR 100	93,988
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(a)	EUR 100	104,601
Wizz Air Finance Co. BV, 1.00%, 01/19/26 (Call 11/19/25)(a)	EUR 100	93,303
		490,861
Security	Par (000)	Value

United Kingdom — 11.9%
BCP V Modular Services Finance II PLC
4.75%, 11/30/28 (Call 11/30/24)(a)	EUR 200	$189,594
6.13%, 11/30/28 (Call 11/30/24)(a)	GBP 100	106,245
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 03/02/23)(a)	GBP 300	304,550
4.50%, 02/16/26 (Call 02/24/24)(a)	GBP 100	104,125
Bellis Finco PLC, 4.00%, 02/16/27 (Call 03/02/23)(a)	GBP 100	89,100
British Telecommunications PLC, 1.87%, 08/18/80 (Call 05/18/25)(a)(g)	EUR 100	98,337
Canary Wharf Group Investment Holdings PLC
2.63%, 04/23/25	GBP 100	104,600
3.38%, 04/23/28 (Call 01/23/28)(a)	GBP 100	90,590
Castle U.K. Finco PLC, 7.00%, 05/15/29 (Call 05/15/25)(a)	GBP 100	90,291
Centrica PLC, 5.25%, 04/10/75 (Call 04/10/25)(a)(g)	GBP 100	116,055
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(a)	GBP 100	104,185
eG Global Finance PLC, 4.38%, 02/07/25 (Call 03/02/23)(a)	EUR 200	193,074
Heathrow Finance PLC, 3.88%, 03/01/27(a)(h)	GBP 100	108,575
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 02/10/23)	GBP 100	106,664
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/24)(a)	EUR 100	96,872
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 03/02/23)(a)	EUR 100	93,685
International Consolidated Airlines Group SA
2.75%, 03/25/25 (Call 12/25/24)(a)	EUR 100	101,601
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR 200	182,697
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR 100	105,152
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR 150	150,080
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR 100	87,899
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 03/02/23)(a)	GBP 100	107,957
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(a)	GBP 100	95,515
Marks & Spencer PLC, 6.00%, 06/12/25(a)	GBP 100	122,616
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(a)(g)	EUR 100	102,274
2.13%, 09/05/82 (Call 06/05/27)(g)	EUR 100	92,886
5.63%, 06/18/73 (Call 06/18/25)(a)(g)	GBP 100	119,795
Pinewood Finance Co. Ltd., 3.63%, 11/15/27 (Call 11/15/23)(a)	GBP 175	192,803
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 03/02/23)(a)	EUR 100	99,436
Rolls-Royce PLC
0.88%, 05/09/24 (Call 02/09/24)(a)	EUR 100	103,008
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR 100	106,205
5.75%, 10/15/27 (Call 07/15/27)(a)	GBP 100	117,403
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(a)	EUR 100	91,928
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25
(Call 03/02/23)(a)	GBP 200	228,559
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(a)	GBP 100	107,989
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR 100	86,943
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP 100	98,197
4.25%, 01/15/30 (Call 10/15/24)(a)	GBP 100	99,483
5.00%, 04/15/27 (Call 02/10/23)(a)	GBP 200	226,230
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR 100	88,345
4.00%, 01/31/29 (Call 01/31/24)(a)	GBP 100	101,615
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP 100	98,287
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(a)(g)	EUR 200	196,517
3.00%, 08/27/80 (Call 05/27/30)(a)(g)	EUR 150	133,721
		5,441,683

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States — 13.2%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR 111	$117,390
Allied Universal Holdco LLC/Allied Universal Finance
Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28 (Call 06/01/24)(a)	EUR 100	90,285
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(a)	EUR 100	90,264
3.00%, 09/01/29 (Call 05/15/24)(a)	EUR 100	84,464
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 03/02/23)(a)	EUR 200	187,108
4.75%, 07/15/27 (Call 02/10/23)(a)	GBP 100	95,994
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR 100	95,026
Avantor Funding Inc., 2.63%, 11/01/25 (Call 02/10/23)(a)	EUR 100	104,171
Avis Budget Finance PLC, 4.13%, 11/15/24 (Call 03/02/23)(a)	EUR 100	105,438
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 02/10/23)(a)	EUR 100	105,746
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR 100	104,582
1.50%, 03/15/27 (Call 12/15/26)	EUR 100	96,204
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(a)	EUR 150	149,730
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 03/02/23)(a)	EUR 100	107,307
Brookfield Property Finance ULC
3.93%, 08/24/25 (Call 07/24/25)	CAD 100	71,140
4.00%, 09/30/26 (Call 08/30/26)	CAD 75	52,026
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR 100	54,800
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR 150	135,014
Chemours Co. (The), 4.00%, 05/15/26 (Call 03/02/23)	EUR 100	98,871
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26 (Call 03/02/23)(a)	EUR 100	103,593
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR 100	89,645
Coty Inc., 3.88%, 04/15/26 (Call 04/15/23)(a)	EUR 100	102,032
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)(a)	EUR 100	105,937
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR 100	103,785
Darling Global Finance BV, 3.63%, 05/15/26 (Call 02/10/23)(a)	EUR 100	104,493
Encore Capital Group Inc., 5.38%, 02/15/26 (Call 03/02/23)(a)	GBP 100	111,661
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/16/24)(a)	EUR 100	88,553
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD 100	66,786
Ford Credit Canada Co.
4.46%, 11/13/24	CAD 75	54,687
7.00%, 02/10/26	CAD 75	57,071
Ford Motor Credit Co. LLC
1.36%, 02/07/25	EUR 100	102,167
1.74%, 07/19/24	EUR 100	104,350
2.39%, 02/17/26	EUR 125	127,541
2.75%, 06/14/24	GBP 100	117,242
3.02%, 03/06/24	EUR 100	106,845
3.25%, 09/15/25	EUR 200	209,268
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR 100	106,898
International Game Technology PLC, 3.50%, 06/15/26 (Call 03/02/23)	EUR 150	153,890
IQVIA Inc.
1.75%, 03/15/26 (Call 03/15/23)(a)	EUR 100	100,809
2.25%, 01/15/28 (Call 03/02/23)(a)	EUR 150	141,791
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR 200	182,298
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 02/10/23)(a)	GBP 100	114,605
Levi Strauss & Co., 3.38%, 03/15/27 (Call 02/10/23)	EUR 100	102,577

	Par/
	Shares
Security	(000)		Value

United States (continued)
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(g)	EUR 100		$100,924
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 02/24/23)(a)	EUR 100		108,272
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26 (Call 02/24/26)	GBP 100		96,594
3.33%, 03/24/25 (Call 12/24/24)	EUR 100		94,916
3.38%, 04/24/30 (Call 01/24/30)	GBP 100		80,795
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR 100		94,369
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR 100		105,585
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28 (Call 10/01/24)(a)	EUR 100		93,004
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR 200		189,484
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 10/31/23)(a)	EUR 100		95,142
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/02/23)	EUR 100		106,088
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 03/02/23)(a)	EUR 100		101,799
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR 100		94,129
WMG Acquisition Corp., 2.25%, 08/15/31 (Call 08/15/26)(a)	EUR 100		85,131
			6,050,316

Total Corporate Bonds & Notes — 98.4%
(Cost: $50,473,557)			45,128,069

Common Stocks

Jersey — 0.0%
Sentry Holdings Ltd. Class A	0	(i)	—

Total Common Stocks — 0.0%
(Cost: $159,437)			—

Total Long-Term Investments — 98.4%
(Cost: $50,632,994)			45,128,069

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(j)(k)	10		10,000

Total Short-Term Securities — 0.0%
(Cost: $10,000)			10,000

Total Investments — 98.4%
(Cost: $50,642,994)			45,138,069

Other Assets Less Liabilities — 1.6%			737,110
Net Assets — 100.0%			$45,875,179

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Zero-coupon bond.
(g)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2023

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Rounds to less than 1,000.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$0	(a)	$—	$—	$—	$10,000	10	$117	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$45,128,069	$—	$45,128,069
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$45,128,069	$—	$45,138,069

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2023

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound